RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Men | On valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	27 years	27 years 6 months
Men | 15 years after valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	28 years 1 month 6 days	28 years 6 months
Women | On valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	29 years	29 years 2 months 12 days
Women | 15 years after valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	30 years 2 months 12 days	30 years 3 months 18 days